UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07390
                                                     ---------------------------

                         BOULDER TOTAL RETURN FUND, INC.
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               (Exact name of registrant as specified in charter)

                          Fund Administrative Services
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
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               (Address of principal executive offices) (Zip code)

                          Fund Administrative Services
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 303-444-5483
                                                            ------------

                   Date of fiscal year end: NOVEMBER 30, 2004
                                            -----------------

                    Date of reporting period: AUGUST 31, 2004
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

BOULDER TOTAL RETURN FUND, INC.
                                                                                                          PORTFOLIO OF INVESTMENTS
                                                                                                       AUGUST 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                         SHARES           VALUE
                                                                                                       ---------        ----------
DOMESTIC COMMON STOCKS - 82.8%
                                    BEVERAGES -  1.3%  Pepsi Bottling Group, Inc.                        150,000    $    4,018,500
                                                                                                                    --------------
                                  DIVERSIFIED - 28.7%  Berkshire Hathaway Inc., Class A+                     750        65,250,000
                                                       Berkshire Hathaway Inc., Class B+                   9,010        26,074,940
                                                                                                                    --------------
                                                                                  TOTAL DIVERSIFIED                     91,324,940
                                                                                                                    --------------
                           FINANCIAL SERVICES -  8.5%  Citigroup, Inc.                                     293,360      13,664,709
                                                       Federated Investors, Inc.                           120,000       3,462,000
                                                       Providian Financial Corporation+                    698,000      10,079,120
                                                                                                                    --------------
                                              TOTAL FINANCIAL SERVICES                                                  27,205,829
                                                                                                                    --------------
              HEALTH CARE PRODUCTS & SERVICES -  0.9%  AmerisourceBergen Corporation                        55,000       2,975,500
                                                                                                                    --------------
                                    INSURANCE -  4.6%  First American Corporation                          120,000       3,476,400
                                                       Marsh & McLennan Companies, Inc.                     86,250       3,854,512
                                                       Torchmark Corporation                                90,000       4,633,200
                                                       Wesco Financial Corporation                           8,080       2,795,680
                                                                                                                    --------------
                                                                                    TOTAL INSURANCE                     14,759,792
                                                                                                                    --------------
                              PHARMACEUTICALS -  6.6%  Bristol-Meyers Squibb Company                       125,000       2,966,250
                                                       Merck & Company, Inc.                               150,000       6,745,500
                                                       Pfizer, Inc.                                        200,000       6,534,000
                                                       Schering-Plough Corporation                         264,000       4,873,440
                                                                                                                    --------------
                                                                              TOTAL PHARMACEUTICALS                     21,119,190
                                                                                                                    --------------
                                        REITS - 22.9%  Archstone-Smith Trust                                75,000       2,343,750
                                                       First Industrial Realty Trust, Inc.                 400,000      16,000,000
                                                       Hospitality Properties Trust                        400,000      16,780,000
                                                       HRPT Properties Trust                             1,300,000      14,014,000
                                                       Pan Pacific Retail Properties, Inc.                  60,000       3,203,400
                                                       Post Properties, Inc.                               391,000      11,886,400
                                                       Prentiss Properties Trust                           169,500       6,222,345
                                                       Regency Centers Corporation                          50,000       2,300,000
                                                                                                                    --------------
                                                                                        TOTAL REITS                     72,749,895
                                                                                                                    --------------
                                       RETAIL -  7.4%  Yum! Brands, Inc.                                   590,000      23,428,900
                                                                                                                    --------------
                     SAVINGS & LOAN COMPANIES -  1.9%  Washington Mutual, Inc.                             153,000       5,940,990
                                                                                                                    --------------

                         TOTAL DOMESTIC COMMON STOCKS
                                  (Cost $181,581,379)                                                                  263,523,536
                                                                                                                    --------------

FOREIGN COMMON STOCKS - 3.2%
                                  NETHERLANDS -  2.0%  Heineken NV                                          93,750       2,830,137
                                                       Unilever NV, ADR                                     60,000       3,603,600
                                                                                                                    --------------
                                                                                  TOTAL NETHERLANDS                      6,433,737
                                                                                                                    --------------
                               UNITED KINGDOM -  1.2%  Diageo PLC, Sponsored ADR                            75,000       3,746,250
                                                                                                                    --------------

                          TOTAL FOREIGN COMMON STOCKS
                                    (Cost $9,304,463)                                                                   10,179,987
                                                                                                                    --------------

BOULDER TOTAL RETURN FUND, INC.
                                                                                                          PORTFOLIO OF INVESTMENTS
                                                                                                       AUGUST 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                         SHARES           VALUE
                                                                                                       ---------        ----------
AUCTION MARKET PREFERRED SECURITIES - 8.7%
                                                       Calamos Convertible Opportunities & Income
                                                        Fund, Series TH7                                     160    $    4,000,000
                                                       Cohen & Steers Advantage Income Realty Fund,
                                                        Inc., Series TH                                       80         2,000,000
                                                       Flaherty & Crumrine Claymore Preferred
                                                        Securities, Income Fund, Series T7                    48         1,200,000
                                                       Flaherty & Crumrine Claymore Total Return
                                                        Fund, Series W28                                     280         7,000,000
                                                       Nuveen Quality Preferred Income Fund III,
                                                        Series M                                              80         2,000,000
                                                       Pimco Corporate Opportunity Fund, Series M             80         2,000,000
                                                       Preferred Income Strategies Fund, Inc.,
                                                        Series M                                             100         2,500,000
                                                       Scudder RREEF Real Estate Fund II, Series TH7          80         2,000,000
                                                       Western Asset Premier Bond Fund, Series M              80         2,000,000
                                                       Western Asset/Claymore US Treasury Inflation
                                                        Protected Securities Fund, Series T                  120         3,000,000

            TOTAL AUCTION MARKET PREFERRED SECURITIES
                                   (Cost $27,700,000)                                                                   27,700,000
                                                                                                                    --------------

                                                                                                          PAR
                                                                                                       ---------

U.S. TREASURY BILLS - 3.1%
(Cost $9,991,750)                                      1.350% due 09/23/04++                        $ 10,000,000         9,991,750
                                                                                                                    --------------

REPURCHASE AGREEMENT - 2.2%
  (Cost $6,809,000)
                                                       Agreement with PNC Capital Markets, 1.380%
                                                       dated 08/31/04 to be repurchased
                                                       at $6,809,261 on 09/01/04, collateralized
                                                       by $6,692,000 FNMA Bond,
                                                       2.950% due 11/14/07 (Value $6,867,786)          6,809,000         6,809,000
                                                                                                                    --------------

TOTAL INVESTMENTS (COST $235,386,592*) - 100.0%                                                                        318,204,273
OTHER ASSETS AND LIABILITIES - 0.0%                                                                                        119,196
                                                                                                                    --------------
NET ASSETS - 100.0%                                                                                                 $  318,323,469
                                                                                                                    ==============

-----------------
*      Aggregate cost for Federal tax purposes.
+      Non-income producing security.
++     Annualized yield at date of purchase.
ADR    American Depository Receipt

                         BOULDER TOTAL RETURN FUND, INC.
                           AUGUST 31, 2004 (UNAUDITED)

1.  VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock and (iii) accumulated and unpaid dividends on the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price ("NOCP") on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

Cash distributions received from the Fund's investment in real estate investment trusts ("REITs") and registered investment companies ("RICs") are recorded as income. A portion of these distributions are returns of capital. As of August 31, 2004, all accumulated net realized gains relating to returns of capital from REIT distributions have been reclassified to unrealized gain.

REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

2.  UNREALIZED APPRECIATION/(DEPRECIATION)

On August 31, 2004, net unrealized appreciation for Federal tax purposes was $82,817,681, consisting of $86,010,425 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $3,192,744 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BOULDER TOTAL RETURN FUND, INC.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ STEPHEN C. MILLER
                         -------------------------------------------------------
                           Stephen C. Miller, President
                           (principal executive officer)

Date  OCTOBER 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ STEPHEN C. MILLER
                         -------------------------------------------------------
                           Stephen C. Miller, President
                           (principal executive officer)

Date  OCTOBER 26, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ CARL D. JOHNS
                         -------------------------------------------------------
                           Carl D. Johns, Vice President and Treasurer
                           (principal financial officer)

Date  OCTOBER 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.